THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
January 31, 2021
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.5%

	Shares	Value

BUSINESS SERVICES — 8.6%
IHS Markit Ltd.	7,782,716	$677,718,909
Visa Inc., Cl A (A)	8,251,144	1,594,533,578

		2,272,252,487

COMMUNICATION SERVICES — 15.5%
Facebook Inc., Cl A*	4,952,799	1,279,456,566
Netflix Inc.*	2,032,825	1,082,255,702
Snap Inc., Cl A*	32,638,881	1,727,902,360

		4,089,614,628

CONSUMER STAPLES — 4.1%
The Estée Lauder Companies Inc., Cl A	4,556,580	1,078,314,657

CONSUMER DISCRETIONARY — 11.4%
Amazon.com Inc.*	334,647	1,072,945,212
Chipotle Mexican Grill Inc., Cl A*	591,312	875,141,760
Nike Inc., Cl B	7,942,119	1,060,987,677

		3,009,074,649

FINANCIALS — 6.9%
CME Group Inc., Cl A (A)	4,775,253	867,854,480
S&P Global Inc.	2,982,440	945,433,480

		1,813,287,960

HEALTH CARE — 19.4%
Align Technology Inc.*	2,431,962	1,277,704,196
Danaher Corp (A)	4,417,788	1,050,726,698
Illumina Inc.* (A)	3,582,207	1,527,596,353
Intuitive Surgical Inc.*	1,675,499	1,252,670,072

		5,108,697,319

INFORMATION TECHNOLOGY — 23.9%
Adobe Inc.*	2,376,995	1,090,493,996
Intuit Inc.	3,285,536	1,186,834,169
Microsoft Corp.	5,016,320	1,163,585,587
NVIDIA Corp.	2,648,184	1,375,969,925

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
January 31, 2021
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
PayPal Holdings Inc.*	6,401,546	$1,499,946,243

		6,316,829,920

REAL ESTATE — 8.7%
American Tower Corp., Cl A‡	5,005,937	1,138,149,836
Equinix Inc.‡	1,562,826	1,156,428,727

		2,294,578,563

TOTAL COMMON STOCK (Cost $12,251,312,713)		25,982,650,183

SHORT-TERM INVESTMENT — 1.3%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 0.010% (B) (Cost $333,388,698)	333,388,698	333,388,698

TOTAL INVESTMENTS — 99.8% (Cost $12,584,701,411)		$26,316,038,881

Percentages are based on Net Assets of $26,381,424,866.
*	Non-income producing security.
‡	Real Estate Investment Trust (REIT).
(A)	This security or a partial position of this security is on loan at January 31, 2021. The total market value of securities on loan at January 31, 2021 was $61,297,100.
(B)	The rate reported is the 7-day effective yield as of January 31, 2021.

Cl — Class

Ltd. — Limited

As of January 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2021, there have been no transfers in or out of Level 3.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
January 31, 2021
(Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-3100

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